SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a,b]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	1,162	$ 27,307,000
			27,307,000
	Total Preferred Stock (Cost $29,019,196)		27,307,000
	Asset Backed Securities — 14.3%
	Auto Receivables — 2.1%
[c]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 2,893,140	2,875,814
	ACM Auto Trust,
[c]	Series 2023-1A Class A, 6.61% due 1/22/2030	880,902	880,302
[c]	Series 2023-2A Class A, 7.97% due 6/20/2030	7,516,242	7,541,521
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2019-1 Class B, 3.37% due 6/15/2025	690,865	690,015
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	973,849	957,897
[c]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	3,697,033	3,704,003
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	3,069,389	3,059,444
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	5,958,235	5,932,070
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	8,086,021	8,059,806
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	10,674,626	10,740,693
	Carvana Auto Receivables Trust,
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	5,635,076	5,650,064
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	3,951,729	3,969,524
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	9,218,048	9,267,367
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	255,017	254,232
[c]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	1,398,364	1,392,309
[c]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	337,147	335,002
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	4,728,235	4,572,128
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	3,781,359	3,648,566
[c]	Series 2023-1A Class A2, 6.57% due 6/15/2028	4,441,382	4,435,140
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	1,558,689	1,546,189
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	6,932,771	6,703,098
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	6,374,899	6,215,025
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	4,595,305	4,608,374
[c]	Series 2023-3A Class A1, 6.03% due 10/15/2024	1,845,380	1,845,565
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	3,649,551	3,644,392
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	4,115,694	4,140,840
[c,d]	Oscar U.S. Funding XII LLC, Series 2021-1A Class A3, 0.70% due 4/10/2025	3,349,800	3,331,185
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	16,637,218	16,740,373
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	9,000,000	9,063,745
[c]	Tricolor Auto Securitization Trust, Series 2023-1A Class A, 6.48% due 8/17/2026	2,781,277	2,772,771
			138,577,454
	Credit Card — 1.2%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	11,900,000	11,421,851
[c]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	17,500,000	17,241,934
	Mercury Financial Credit Card Master Trust,
[c]	Series 2022-1A Class A, 2.50% due 9/21/2026	32,350,000	30,780,685
[c]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,610,590
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	5,000,000	5,052,061
			79,107,121
	Other Asset Backed — 8.0%
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	9,551,455	9,593,866
[c]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	5,500,000	5,530,237
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	16,123,264	15,660,936

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	$ 13,232,537	$ 12,156,000
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	5,613,176
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	10,182,506	9,093,912
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 6.788% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,875,532
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	3,000,000	3,028,415
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	557,787	552,658
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	4,272,762	4,147,182
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	13,665,158	13,234,644
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	679,516	659,450
[c,d]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	5,000,000	5,138,406
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	3,170,327	2,995,828
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	6,315,398	6,278,124
	Dext ABS LLC,
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	7,999,687	7,812,246
[c]	Series 2023-2 Class A2, 6.56% due 5/15/2034	5,442,500	5,489,015
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	31,954,853
[c]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	24,573,283
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,179,542	2,066,817
	Entergy New Orleans Storm Recovery Funding I LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	948,864	936,011
[c]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/25/2049	9,855,000	9,628,815
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,843,491	16,884,006
	Foundation Finance Trust,
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	1,518,343	1,499,418
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	3,439,357	3,340,985
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,858,205
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	12,837,649	11,387,183
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	9,276,612	8,429,737
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	9,034,358	8,431,259
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	4,422,213	4,290,027
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	16,237,051	12,813,230
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	14,876,400	11,477,942
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	9,858,294	7,318,764
[b,c]	Gracie Point International Funding, Series 2023-2A Class A, 7.596% (SOFR90A + 2.25%) due 3/1/2027	9,400,000	9,399,209
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 6.496% (TSFR1M + 1.13%) due 7/15/2039	13,382,000	13,256,939
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	2,127,571	1,979,371
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	435,794	383,354
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	3,027,879	2,892,630
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	631,339	598,697
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	2,933,443	2,715,596
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,678,572	7,583,209
[c]	Lendingpoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	2,696,189	2,676,882
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	1,823,228	1,773,926
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	3,943,799	3,856,373
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	1,497,268	1,480,913
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	15,590,008	12,052,826
[c]	Marlette Funding Trust, Series 2022-3A Class A, 5.18% due 11/15/2032	1,668,680	1,663,521
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	6,258,000	6,273,002
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	1,037,993	972,182
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	3,392,020	2,959,717
[c]	Oportun Funding LLC, Series 2022-1 Class A, 3.25% due 6/15/2029	1,537,200	1,533,987
[c]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	2,955,658	2,847,988
[c]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	22,026,000	21,747,771
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	3,470,016	3,368,309
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	9,541,300	9,395,698
[c]	Series 2022-2 Class A, 4.97% due 1/15/2030	4,639,435	4,610,599

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	$ 4,254,024	$ 4,271,504
[b,c]	Series 2023-5 Class AB, 7.286% due 4/15/2031	4,197,392	4,216,236
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class A2, 1.10% due 7/15/2027	2,673,388	2,610,918
[c]	Post Road Equipment Finance, Series 2022-1A Class A1, 3.76% due 8/16/2027	2,723,331	2,712,815
[c]	Prosper Marketplace Issuance Trust, Series 2023-1A Class A, 7.06% due 7/16/2029	2,054,949	2,064,151
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	1,879,068	1,887,486
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	11,498,324
[b,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,610,000	4,532,788
[c]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	2,940,082
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	13,670,903	12,718,095
[c]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	500,386	495,948
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	16,188,220	15,040,536
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	6,000,000	5,551,726
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	6,815,310
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	152,003	149,581
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	779,526	761,736
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	1,133,147	1,084,604
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	1,415,308	1,353,006
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	1,814,945	1,725,658
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	2,282,332	2,248,421
	Upstart Securitization Trust,
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	197,827	197,271
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	2,017,299	2,016,202
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	4,368,213	4,382,636
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	17,357,154	17,029,900
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	3,667,448	3,669,540
			512,747,335
	Student Loan — 3.0%
	College Avenue Student Loans LLC,
[b,c]	Series 2021-A Class A1, 6.571% (TSFR1M + 1.21%) due 7/25/2051	7,733,435	7,618,476
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,788,373	1,564,452
[b,c]	Series 2021-C Class A1, 6.37% (TSFR1M + 1.01%) due 7/26/2055	12,534,613	12,100,416
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,518,175	1,429,418
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	10,841,006	9,532,766
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	8,659,359	7,057,812
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	10,027,409	8,294,975
[c]	Navient Private Education Loan Trust, Series 2017-A Class A2A, 2.88% due 12/16/2058	99,846	99,556
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 6.526% (TSFR1M + 1.16%) due 12/15/2059	7,405,665	7,307,703
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	2,817,210	2,478,282
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	20,127,783	19,282,824
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 5.962% (SOFR30A + 0.62%) due 6/25/2031	4,050,061	3,917,843
[b,c]	Series 2019-BA Class A2B, 6.456% (TSFR1M + 1.09%) due 12/15/2059	1,098,185	1,086,070
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 6.052% (SOFR30A + 0.71%) due 6/25/2041	2,458,377	2,403,346
[b,c]	Series 2015-2A Class A2, 6.052% (SOFR30A + 0.71%) due 9/25/2042	18,988,771	18,454,765
[b,c]	Series 2015-3A Class A2, 6.052% (SOFR30A + 0.71%) due 2/27/2051	1,052,985	1,045,116
[b,c]	Series 2021-CA Class AFL, 6.212% (TSFR1M + 0.85%) due 4/20/2062	10,427,929	10,261,153
[b,c]	Series 2021-DA Class AFL, 6.162% (TSFR1M + 0.80%) due 4/20/2062	15,056,037	14,795,632
[b,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 6.002% (SOFR30A + 0.66%) due 5/25/2057	585,060	574,628
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 6.72% (TSFR1M + 1.36%) due 7/25/2051	1,770,137	1,757,244
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 6.652% (SOFR30A + 1.31%) due 10/25/2034	7,704,158	7,698,821
[b]	Series 2013-6 Class A3, 6.102% (SOFR30A + 0.76%) due 6/26/2028	22,300,157	21,901,237
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 6.226% (TSFR1M + 0.86%) due 10/15/2035	620,983	614,603
[b,c]	Series 2021-D Class A1B, 6.076% (TSFR1M + 0.71%) due 3/17/2053	6,206,603	6,074,717
[b,c]	Series 2021-E Class A1B, 6.106% (TSFR1M + 0.74%) due 2/15/2051	18,382,770	18,031,107
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 6.172% (TSFR1M + 0.81%) due 11/20/2061	4,952,037	4,910,068

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			190,293,030
	Total Asset Backed Securities (Cost $965,997,495)		920,724,940
	Corporate Bonds — 40.8%
	Automobiles & Components — 0.8%
	Automobile Components — 0.1%
[d]	Aptiv plc/Aptiv Corp., 2.396% due 2/18/2025	$ 5,434,000	$ 5,255,330
	Automobiles — 0.7%
[b,c]	Daimler Truck Finance North America LLC, 6.167% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,403,482
	Hyundai Capital America,
[c]	0.875% due 6/14/2024	8,710,000	8,521,515
[c]	1.00% due 9/17/2024	8,872,000	8,585,523
[c]	1.80% due 10/15/2025 - 1/10/2028	6,797,000	6,305,770
[c]	2.375% due 10/15/2027	3,500,000	3,156,230
[c]	3.00% due 2/10/2027	2,105,000	1,967,733
[c,d]	Kia Corp., 2.375% due 2/14/2025	4,800,000	4,650,912
			48,846,495
	Banks — 1.5%
	Banks — 1.5%
[b,c,d]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,573,425
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,675,403
	KeyBank NA, 5.00% due 1/26/2033	12,100,000	11,305,998
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	11,815,718
[b]	PNC Financial Services Group, Inc., 5.068% (SOFR + 1.93%) due 1/24/2034	2,374,000	2,321,653
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	6,823,000	6,464,929
	3.45% due 6/2/2025	4,453,000	4,327,025
	4.40% due 7/13/2027	4,940,000	4,799,605
	Sumitomo Mitsui Trust Bank Ltd.,
[c,d]	0.85% due 3/25/2024	1,550,000	1,533,477
[c,d]	5.65% due 3/9/2026	3,800,000	3,849,666
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,141,540
[b]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	15,261,000	15,674,878
	Wells Fargo & Co.,
[b]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,621,611
[b]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,424,898
[b]	5.574% (SOFR + 1.74%) due 7/25/2029	4,450,000	4,543,050
			99,072,876
	Capital Goods — 0.4%
	Machinery — 0.3%
	Flowserve Corp., 3.50% due 10/1/2030	5,914,000	5,252,342
[d]	nVent Finance SARL, 4.55% due 4/15/2028	4,023,000	3,909,833
	Regal Rexnord Corp.,
[c]	6.05% due 2/15/2026	4,906,000	4,958,347
[c]	6.30% due 2/15/2030	2,939,000	3,025,406
	Westinghouse Air Brake Technologies Corp., 4.15% due 3/15/2024	3,853,000	3,835,893
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,102,975
			27,084,796
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
	Element Fleet Management Corp.,
[c,d]	6.271% due 6/26/2026	11,400,000	11,583,768
[c,d]	6.319% due 12/4/2028	3,422,000	3,534,173
	Equifax, Inc., 5.10% due 6/1/2028	4,590,000	4,630,897
	Quanta Services, Inc., 0.95% due 10/1/2024	5,296,000	5,103,755
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,448,832
			38,301,425
	Consumer Discretionary Distribution & Retail — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	$ 4,763,000	$ 4,091,751
	3.90% due 4/15/2030	6,584,000	5,879,380
			9,971,131
	Consumer Durables & Apparel — 0.0%
	Household Durables — 0.0%
[c,d]	Panasonic Holdings Corp., 2.679% due 7/19/2024	2,000,000	1,967,900
			1,967,900
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	10,000,000	10,007,700
			10,007,700
	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	8,837,788
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,501,409
	Energy Transfer LP, 6.05% due 12/1/2026	4,761,000	4,894,736
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	5,684,000	4,661,392
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	26,856,531	25,259,104
[c,d]	2.16% due 3/31/2034	8,528,378	7,413,292
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	19,395,369
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,058,644
	Kinder Morgan, Inc., 5.20% due 6/1/2033	4,911,000	4,884,530
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	16,535,000	15,904,024
[c,d]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,156,034
			117,966,322
	Equity Real Estate Investment Trusts (REITs) — 1.9%
	Diversified REITs — 1.9%
	American Tower Corp.,
	1.45% due 9/15/2026	4,969,000	4,531,380
	2.40% due 3/15/2025	12,850,000	12,429,419
	3.65% due 3/15/2027	6,380,000	6,139,665
	Crown Castle, Inc.,
	1.05% due 7/15/2026	2,722,000	2,457,912
	5.00% due 1/11/2028	7,301,000	7,278,659
	Digital Realty Trust LP, 4.45% due 7/15/2028	4,880,000	4,777,422
	Extra Space Storage LP,
	3.90% due 4/1/2029	4,920,000	4,666,522
	5.70% due 4/1/2028	3,245,000	3,327,196
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,142,927
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	23,214,318
[c]	1.84% due 4/15/2027	8,140,000	7,204,370
[c]	2.836% due 1/15/2050	12,661,000	12,226,334
[c]	6.599% due 1/15/2028	7,950,000	8,170,783
	Service Properties Trust, 5.25% due 2/15/2026	4,020,000	3,902,335
	Sun Communities Operating LP, 2.30% due 11/1/2028	10,930,000	9,589,326
	Vornado Realty LP,
	2.15% due 6/1/2026	7,000,000	6,311,970
	3.40% due 6/1/2031	2,916,000	2,260,775
			124,631,313
	Financial Services — 7.3%
	Capital Markets — 1.6%
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	19,056,000	17,394,888
	4.70% due 2/8/2027	4,870,000	4,605,705
	Blue Owl Technology Finance Corp.,
	2.50% due 1/15/2027	10,556,000	9,220,349

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	3.75% due 6/17/2026	$ 12,276,000	$ 11,226,525
[c]	4.75% due 12/15/2025	17,883,000	16,908,019
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	12,727,062
	3.375% due 1/20/2027	7,458,000	6,781,485
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,447,595
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	14,960,000	14,641,950
	Financial Services — 5.7%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	6,529,277
[c]	3.75% due 7/15/2027	8,520,000	7,662,888
[c]	3.95% due 7/15/2026	14,391,000	13,362,331
[d]	Banco Santander SA, 5.147% due 8/18/2025	10,000,000	9,947,000
	Bank of America Corp.,
[b]	0.976% (SOFR + 0.69%) due 4/22/2025	9,525,000	9,371,933
[b]	1.197% (SOFR + 1.01%) due 10/24/2026	3,035,000	2,818,938
[b]	1.734% (SOFR + 0.96%) due 7/22/2027	3,632,000	3,326,803
[b]	3.841% (SOFR + 1.11%) due 4/25/2025	7,305,000	7,260,366
[b]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,001,774
	BNP Paribas SA,
[b,c,d]	1.323% (SOFR + 1.00%) due 1/13/2027	7,000,000	6,456,240
[b,c,d]	2.159% (SOFR + 1.22%) due 9/15/2029	3,650,000	3,175,427
[b,c,d]	2.819% (TSFR3M + 1.37%) due 11/19/2025	4,775,000	4,654,574
[b]	Charles Schwab Corp., 6.465% (SOFRINDX + 1.05%) due 3/3/2027	22,648,000	22,354,935
	Citigroup, Inc.,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	6,706,512
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,146,987
	3.40% due 5/1/2026	2,425,000	2,340,756
[b]	4.412% (SOFR + 3.91%) due 3/31/2031	4,325,000	4,141,534
[b]	6.058% (SOFR + 0.67%) due 5/1/2025	5,753,000	5,734,475
	Deutsche Bank AG,
[d]	0.898% due 5/28/2024	10,952,000	10,738,107
[b,d]	2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,536,847
	Goldman Sachs Group, Inc.,
[b]	1.757% (SOFR + 0.73%) due 1/24/2025	3,991,000	3,975,435
[b]	5.866% (SOFR + 0.50%) due 7/16/2024	14,450,000	14,035,429
[b]	5.918% (SOFR + 0.50%) due 9/10/2024	6,506,000	6,491,427
[b]	6.079% (SOFR + 0.70%) due 1/24/2025	6,322,000	6,317,195
[b]	6.238% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,651,520
	HSBC Holdings plc,
[b,d]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	5,591,687
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	2,875,021
[b,d]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	8,501,410
[b,d]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	6,474,280
[b,d]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	3,055,465
[b,d]	2.251% (SOFR + 1.10%) due 11/22/2027	3,430,000	3,148,946
[b,d]	4.18% (SOFR + 1.51%) due 12/9/2025	5,400,000	5,327,208
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,308,469
[b]	1.045% (SOFR + 0.80%) due 11/19/2026	5,982,000	5,539,212
[b]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,903,109
[b]	6.328% (SOFR + 0.92%) due 2/24/2026	10,418,000	10,411,853
	Mitsubishi UFJ Financial Group, Inc.,
[b,d]	0.953% (H15T1Y + 0.55%) due 7/19/2025	14,075,000	13,716,510
[b,d]	1.538% (H15T1Y + 0.75%) due 7/20/2027	4,800,000	4,387,152
[b,d]	1.64% (H15T1Y + 0.67%) due 10/13/2027	3,750,000	3,415,500
[b,d]	2.341% (H15T1Y + 0.83%) due 1/19/2028	5,000,000	4,622,600
[b,d]	4.788% (H15T1Y + 1.70%) due 7/18/2025	4,550,000	4,528,934
[b,d]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,250,000	1,251,263
	Morgan Stanley,
[b]	0.791% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,750,352
[b]	1.164% (SOFR + 0.56%) due 10/21/2025	9,635,000	9,277,156
[b,d]	NatWest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,739,540

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Societe Generale SA,
[b,c,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	$ 4,933,000	$ 4,491,694
[c,d]	2.625% due 1/22/2025	4,000,000	3,875,560
[c,d]	3.875% due 3/28/2024	8,000,000	7,960,800
[b,c,d]	6.425% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,371,776
	Sumitomo Mitsui Financial Group, Inc.,
[d]	1.402% due 9/17/2026	11,650,000	10,604,529
[d]	5.852% due 7/13/2030	5,000,000	5,228,450
[b,c,d]	UBS AG, 5.845% (SOFR + 0.45%) due 8/9/2024	2,800,000	2,797,116
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,435,390
[b,c,d]	2.593% (SOFR + 1.56%) due 9/11/2025	6,533,000	6,391,822
[b,c,d]	4.49% (H15T1Y + 1.60%) due 8/5/2025	3,267,000	3,242,596
[b,c,d]	4.751% (H15T1Y + 1.75%) due 5/12/2028	7,800,000	7,674,810
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,049,784
			469,642,282
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.5%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	22,467,691
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,750,000	2,749,533
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	9,771,000	8,607,762
	Food Products — 0.1%
	Ingredion, Inc., 2.90% due 6/1/2030	6,225,000	5,551,953
	Tobacco — 0.2%
	BAT Capital Corp.,
	2.726% due 3/25/2031	2,950,000	2,474,578
	3.215% due 9/6/2026	4,632,000	4,432,407
	3.557% due 8/15/2027	1,538,000	1,468,898
	6.343% due 8/2/2030	2,879,000	3,025,339
[d]	BAT International Finance plc, 4.448% due 3/16/2028	3,000,000	2,953,620
			53,731,781
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 0.2%
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	12,950,321
	Health Care Providers & Services — 0.8%
	Centene Corp., 4.625% due 12/15/2029	7,850,000	7,542,123
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	18,771,690
	Humana, Inc., 5.70% due 3/13/2026	11,996,000	12,005,477
[c]	IQVIA, Inc., 5.70% due 5/15/2028	4,800,000	4,897,872
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	8,355,000	7,718,266
			63,885,749
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[c,d]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,900,000	3,876,951
			3,876,951
	Industrials — 0.2%
	Transportation Infrastructure — 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[c]	5.55% due 5/1/2028	3,945,000	4,007,489
[c]	5.75% due 5/24/2026	2,480,000	2,498,798
[c]	6.05% due 8/1/2028	3,053,000	3,163,916
			9,670,203
	Insurance — 8.5%
	Insurance — 8.5%
[c]	American National Group LLC, 6.144% due 6/13/2032	25,662,000	24,603,186
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	10,224,009
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	7,737,734

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	$ 7,538,000	$ 6,904,959
[c]	2.00% due 6/28/2028	10,733,000	9,258,500
[b,c]	6.127% (SOFR + 0.76%) due 4/12/2024	7,247,000	7,229,535
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	7,287,000	7,382,678
	CNO Global Funding,
[c]	1.65% due 1/6/2025	5,359,000	5,127,491
[c]	1.75% due 10/7/2026	9,414,000	8,543,864
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	11,510,000	11,315,366
	Enstar Group Ltd.,
[d]	3.10% due 9/1/2031	10,106,000	8,249,427
[d]	4.95% due 6/1/2029	9,210,000	8,988,039
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	7,940,086
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	14,809,454
[c]	1.80% due 3/8/2028	6,800,000	5,963,804
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	15,290,816
[c]	2.00% due 9/20/2028	18,124,000	15,402,681
[c]	2.30% due 4/11/2027	11,752,000	10,583,734
	Fairfax Financial Holdings Ltd.,
[d]	3.375% due 3/3/2031	5,261,000	4,628,102
[d]	4.625% due 4/29/2030	9,447,000	9,084,046
[d]	5.625% due 8/16/2032	11,202,000	11,212,754
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	13,769,373
	Fidelity National Financial, Inc.,
	3.40% due 6/15/2030	8,797,000	7,891,173
	4.50% due 8/15/2028	3,720,000	3,623,206
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,786,846
	4.00% due 5/15/2030	4,316,000	3,898,168
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,784,470
[c]	2.25% due 1/6/2027	9,479,000	8,617,264
[c]	3.85% due 4/11/2025	11,960,000	11,715,896
[b,c]	5.922% (SOFR + 0.50%) due 9/13/2024	6,888,000	6,827,317
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	22,285,000	20,525,599
	Globe Life, Inc., 4.80% due 6/15/2032	3,410,000	3,314,452
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	6,533,000	6,407,109
	7.25% due 9/15/2028	2,952,000	3,137,917
	Jackson National Life Global Funding,
[c]	3.25% due 1/30/2024	5,000,000	4,990,050
[c]	5.25% due 4/12/2028	8,153,000	7,944,528
[c]	5.50% due 1/9/2026	12,660,000	12,640,757
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,776,431
[b,c]	Metropolitan Life Global Funding I, 5.682% (SOFR + 0.32%) due 1/7/2024	11,500,000	11,500,115
[c]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	7,740,000	7,900,682
[b,c]	Nationwide Mutual Insurance Co., 7.936% (SOFR + 2.29%) due 12/15/2024	16,096,000	16,097,610
[b,c]	New York Life Global Funding, 5.898% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,543,780
	Pacific Life Global Funding II,
[b,c]	6.035% (SOFR + 0.62%) due 6/4/2026	13,475,000	13,372,994
[b,c]	6.236% (SOFRINDX + 0.80%) due 3/30/2025	653,000	653,496
[c]	Protective Life Corp., 3.40% due 1/15/2030	16,787,000	14,868,414
	Protective Life Global Funding,
[c]	1.618% due 4/15/2026	14,716,000	13,580,366
[c]	3.218% due 3/28/2025	4,000,000	3,900,280
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	9,345,000	9,800,849
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	9,626,824
[c]	2.75% due 5/7/2025	13,490,000	12,963,081
[c]	5.243% due 2/2/2026	3,922,000	3,883,290
[c]	RGA Global Funding, 2.70% due 1/18/2029	11,803,000	10,490,979
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,511,160
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	29,169,000	28,483,237

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Stewart Information Services Corp., 3.60% due 11/15/2031	$ 22,401,000	$ 17,442,763
	Willis North America, Inc., 4.65% due 6/15/2027	11,331,000	11,228,454
			547,979,195
	Materials — 1.4%
	Chemicals — 0.2%
[c,d]	LG Chem Ltd., 4.375% due 7/14/2025	5,000,000	4,932,250
[c,d]	OCP SA, 5.625% due 4/25/2024	8,555,000	8,540,542
[d,e,f]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	2,525,000	2,127,287
	Construction Materials — 0.1%
	Vulcan Materials Co., 5.80% due 3/1/2026	8,887,000	8,892,599
	Containers & Packaging — 0.6%
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	8,596,993
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,251,475
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	14,004,000	12,805,958
	Sonoco Products Co., 1.80% due 2/1/2025	8,725,000	8,395,369
	Metals & Mining — 0.5%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	19,785,000	17,818,371
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,925,056
[c]	Newmont Corp./Newcrest Finance Pty. Ltd., 3.25% due 5/13/2030	2,961,000	2,666,615
[c,d]	POSCO, 5.625% due 1/17/2026	4,700,000	4,741,595
			92,694,110
	Media & Entertainment — 0.2%
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	14,750,000	15,583,670
			15,583,670
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Biotechnology — 0.4%
	Amgen, Inc., 5.507% due 3/2/2026	7,240,000	7,243,258
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	5,320,000	5,053,308
	Illumina, Inc., 5.80% due 12/12/2025	5,600,000	5,639,256
[d]	Royalty Pharma plc, 1.75% due 9/2/2027	7,532,000	6,761,175
	Pharmaceuticals — 0.3%
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,434,500
	Cigna Group, 5.685% due 3/15/2026	11,172,000	11,178,368
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,482,066
			42,791,931
	Semiconductors & Semiconductor Equipment — 1.7%
	Semiconductors & Semiconductor Equipment — 1.7%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	3,583,000	2,907,784
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	15,694,000	15,600,150
	4.25% due 9/1/2025	10,634,000	10,469,917
	Micron Technology, Inc.,
	5.327% due 2/6/2029	4,190,000	4,272,669
	6.75% due 11/1/2029	9,900,000	10,699,128
	Qorvo, Inc.,
	1.75% due 12/15/2024	9,528,000	9,136,590
[c]	3.375% due 4/1/2031	14,210,000	12,205,537
	4.375% due 10/15/2029	930,000	886,578
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	19,196,000	18,467,320
	SK Hynix, Inc.,
[c,d]	1.00% due 1/19/2024	6,800,000	6,786,060
[c,d]	1.50% due 1/19/2026	10,200,000	9,396,852
[c,d]	2.375% due 1/19/2031	6,588,000	5,347,480
[c,d]	6.25% due 1/17/2026	3,000,000	3,037,200
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,329,788
			112,543,053
	Software & Services — 2.3%
	Information Technology Services — 1.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Block Financial LLC, 2.50% due 7/15/2028	$ 10,392,000	$ 9,267,690
	DXC Technology Co., 2.375% due 9/15/2028	23,144,000	20,261,878
[d]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	4,350,000	4,237,118
[d]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	4,956,108
	Global Payments, Inc.,
	1.50% due 11/15/2024	5,624,000	5,419,061
	2.15% due 1/15/2027	3,516,000	3,236,548
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	10,562,000	9,622,088
	2.70% due 10/15/2028	19,798,000	17,458,272
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	9,776,821
	Internet Software & Services — 0.4%
	Prosus NV,
[c,d]	3.061% due 7/13/2031	7,816,000	6,304,073
[c,d]	3.257% due 1/19/2027	6,400,000	5,923,648
[c,d]	4.193% due 1/19/2032	13,254,000	11,414,477
	Software — 0.6%
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	1,611,000	1,489,176
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	11,687,741
[c]	MSCI, Inc., 3.625% due 9/1/2030	10,700,000	9,683,500
[c,d]	Open Text Corp., 6.90% due 12/1/2027	9,723,000	10,122,421
	VMware LLC, 4.50% due 5/15/2025	4,543,000	4,499,251
			145,359,871
	Technology Hardware & Equipment — 1.6%
	Electronic Equipment, Instruments & Components — 1.2%
	Arrow Electronics, Inc., 6.125% due 3/1/2026	7,556,000	7,566,730
	Avnet, Inc., 6.25% due 3/15/2028	6,399,000	6,631,668
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	16,381,000	14,982,718
	TD SYNNEX Corp., 1.75% due 8/9/2026	28,691,000	26,044,255
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	16,839,010
	Vontier Corp.,
	1.80% due 4/1/2026	5,272,000	4,849,133
	2.40% due 4/1/2028	5,266,000	4,650,141
	Technology Hardware, Storage & Peripherals — 0.4%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	3,476,000	3,481,631
	Lenovo Group Ltd.,
[c,d]	5.831% due 1/27/2028	10,065,000	10,269,118
[d]	5.875% due 4/24/2025	10,600,000	10,651,304
			105,965,708
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc., 5.539% due 2/20/2026	31,242,000	31,264,182
	NBN Co. Ltd.,
[c,d]	1.45% due 5/5/2026	20,000,000	18,492,800
[c,d]	5.75% due 10/6/2028	5,000,000	5,213,100
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	4,052,743
	2.625% due 4/15/2026	4,847,000	4,611,920
			63,634,745
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
[c]	TTX Co., 4.15% due 1/15/2024	6,000,000	5,966,880
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	183,000	178,518
			6,145,398
	Utilities — 6.5%
	Electric Utilities — 5.5%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,430,823

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series I, 2.10% due 7/1/2030	$ 12,187,000	$ 10,227,452
	Alliant Energy Finance LLC,
[c]	1.40% due 3/15/2026	5,240,000	4,774,426
[c]	5.95% due 3/30/2029	3,415,000	3,552,044
	Ameren Corp., 3.50% due 1/15/2031	5,200,000	4,741,360
	American Electric Power Co., Inc.,
	2.031% due 3/15/2024	3,898,000	3,863,386
	2.30% due 3/1/2030	14,211,000	12,148,415
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,932,770
	Series AA, 2.70% due 4/1/2031	5,750,000	4,925,738
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	8,668,207
	3.20% due 4/15/2025	9,395,000	9,135,228
	Black Hills Corp.,
	1.037% due 8/23/2024	22,410,000	21,745,768
	2.50% due 6/15/2030	5,490,000	4,615,004
	5.95% due 3/15/2028	1,484,000	1,538,225
	6.15% due 5/15/2034	3,340,000	3,491,536
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	17,647,455	14,952,459
[b]	CenterPoint Energy, Inc., 6.046% (SOFRINDX + 0.65%) due 5/13/2024	1,145,000	1,145,103
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	8,740,000	7,260,755
[c,d]	4.688% due 5/15/2029	6,125,000	5,763,013
[d]	5.00% due 9/29/2036	17,791,200	15,849,824
	Dominion Energy, Inc.,
	5.375% due 11/15/2032	5,988,000	6,142,191
	Series B, 3.60% due 3/15/2027	17,076,000	16,388,008
	DTE Energy Co., 4.875% due 6/1/2028	8,813,000	8,888,175
	Duke Energy Corp., 4.50% due 8/15/2032	3,750,000	3,634,950
	Enel Finance International NV,
[c,d]	1.375% due 7/12/2026	12,250,000	11,167,222
[c,d]	1.875% due 7/12/2028	8,844,000	7,715,152
[c,d]	2.25% due 7/12/2031	3,049,000	2,477,038
[c,d]	5.00% due 6/15/2032	2,681,000	2,613,707
[c,d]	7.50% due 10/14/2032	4,000,000	4,566,760
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,363,825
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	7,737,034
	3.45% due 12/1/2027	9,000,000	8,382,600
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,656,099
[c]	Evergy Missouri West, Inc., 5.15% due 12/15/2027	9,711,000	9,776,938
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	14,800,000	13,034,360
[c]	4.95% due 9/22/2027	12,703,000	12,753,812
[c]	5.40% due 6/1/2033	5,000,000	5,113,350
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	5,914,000	5,788,032
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	15,653,000	12,693,800
[c]	Metropolitan Edison Co., 5.20% due 4/1/2028	1,475,000	1,485,915
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	420,676	412,903
[b]	Mississippi Power Co., Series A, 5.736% (SOFR + 0.30%) due 6/28/2024	6,780,000	6,774,779
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,493,794
	6.051% due 3/1/2025	4,701,000	4,743,356
	Northern States Power Co., 3.30% due 6/15/2024	2,500,000	2,473,525
[c]	Pennsylvania Electric Co., 5.15% due 3/30/2026	980,000	978,138
	Puget Energy, Inc.,
	2.379% due 6/15/2028	8,825,000	7,878,077
	4.10% due 6/15/2030	4,742,000	4,352,302
[c]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	25,918,000	25,821,844
	Gas Utilities — 1.0%
[c]	Brooklyn Union Gas Co., 4.632% due 8/5/2027	9,700,000	9,455,657
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,757,000	15,030,447
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	1,613,000	1,635,501
	Southwest Gas Corp.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	2.20% due 6/15/2030	$ 5,120,000	$ 4,349,338
	4.05% due 3/15/2032	5,180,000	4,855,162
	5.45% due 3/23/2028	3,462,000	3,542,457
	5.80% due 12/1/2027	4,828,000	4,971,537
[b]	Spire Missouri, Inc., 5.914% (SOFR + 0.50%) due 12/2/2024	21,347,000	21,328,855
			421,238,176
	Total Corporate Bonds (Cost $2,774,537,046)		2,632,592,781
	Long-Term Municipal Bonds — 0.3%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,238,047
	Los Angeles Community College District GO, 1.806% due 8/1/2030	12,115,000	10,375,783
	New Jersey Transportation Trust Fund Authority, ETM, Series B, 2.631% due 6/15/2024	860,000	848,670
	Total Long-Term Municipal Bonds (Cost $16,803,942)		16,462,500
	Other Government — 0.2%
[c,d]	Bermuda Government International Bond, 2.375% due 8/20/2030	6,800,000	5,821,820
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[c,d]	2.004% due 9/18/2024	990,544	972,952
[c,d]	2.581% due 11/11/2024	1,246,947	1,230,198
[c,d]	Finance Department Government of Sharjah, 6.50% due 11/23/2032	3,828,000	4,017,448
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	1,009,302	985,603
[d]	Sharjah Sukuk Program Ltd., 4.226% due 3/14/2028	2,000,000	1,916,480
	Total Other Government (Cost $15,954,376)		14,944,501
	U.S. Treasury Securities — 13.9%
	United States Treasury Inflation Indexed Bonds,
	1.75%, 1/15/2028	105,643,681	105,061,538
	2.375%, 1/15/2025	21,221,012	21,058,727
	United States Treasury Notes,
	2.75%, 8/15/2032	218,537,000	200,268,673
	3.50%, 2/15/2033	114,245,000	110,835,501
	3.875%, 8/15/2033	86,000,000	85,946,250
	4.625%, 9/30/2028	4,200,000	4,335,844
	United States Treasury Notes Inflationary Index,
	0.125%, 4/15/2027 - 1/15/2032	335,388,495	304,310,298
	0.50%, 4/15/2024	14,631,721	14,450,399
	0.625%, 1/15/2024	14,550,972	14,510,184
	1.125%, 1/15/2033	7,173,491	6,795,001
	1.25%, 4/15/2028	23,695,056	23,092,303
	1.375%, 7/15/2033	5,576,895	5,412,557
	Total U.S. Treasury Securities (Cost $860,341,809)		896,077,275
	U.S. Government Agencies — 0.4%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	6.006% (TSFR3M + 0.61%), 4/15/2025	1,554,000	1,505,500
[d]	6.50%, 1/23/2029	10,007,000	8,826,274
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	375,000	360,214
[d]	2.512%, 1/15/2026	1,625,000	1,573,097
	Santa Rosa Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	226,131	223,838
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	227,952	227,546
	Series 2009-20E Class 1, 4.43%, 5/1/2029	131,860	130,122
	Series 2009-20K Class 1, 4.09%, 11/1/2029	976,670	959,269
	Series 2011-20E Class 1, 3.79%, 5/1/2031	1,246,468	1,204,689
	Series 2011-20F Class 1, 3.67%, 6/1/2031	263,633	253,338
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,482,738	1,431,974
	Series 2011-20I Class 1, 2.85%, 9/1/2031	2,745,500	2,574,267
	Series 2011-20K Class 1, 2.87%, 11/1/2031	2,280,241	2,132,792
	Series 2012-20D Class 1, 2.67%, 4/1/2032	1,957,696	1,822,259
	Series 2012-20J Class 1, 2.18%, 10/1/2032	1,673,513	1,536,167
	Series 2012-20K Class 1, 2.09%, 11/1/2032	1,155,388	1,055,756

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total U.S. Government Agencies (Cost $28,135,996)		25,817,102
	Mortgage Backed — 24.9%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	$ 4,649,962	$ 4,534,322
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	13,993,943	13,700,362
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,074,703	4,999,818
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	4,171,145	3,948,717
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	2,182,933	2,076,369
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,739,404	1,606,911
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	4,158,416	3,827,370
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,668,638
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,769,706
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,613,568
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	8,458,450	6,903,187
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,032,843
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 11/5/2028	4,250,000	4,450,260
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	558,047	547,552
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,054,924
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	3,876,927
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,807,111	1,613,036
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	2,221,353	1,991,793
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	13,550,556	12,297,987
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	12,016,726
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	7,553,720	7,569,630
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2018-INV1 Class A4, 4.00% due 8/25/2048	730,587	676,921
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 4.863% due 3/25/2034	49,958	41,086
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	473,683	450,760
[b,c]	Series 2014-J1 Class B4, 3.627% due 6/25/2044	1,489,969	1,132,432
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	22,411,919	19,481,361
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2013-HYB1 Class B3, 6.794% due 4/25/2043	78,089	77,636
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	8,727,046	6,759,221
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	10,929,979	8,789,242
[b,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	2,179,442	1,848,340
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	11,687,303	11,415,894
[b,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	12,470,062	10,804,958
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,020,000	2,493,759
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	2,999,239	2,777,045
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	3,050,337	2,860,530
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	10,401,235	8,105,211
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	18,013,763	14,782,675
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0322, 3.425% (H15T1Y + 2.07%) due 2/1/2048	2,522,264	2,519,457
[b]	Pool 760025, 3.662% (5-Yr. CMT + 1.310%) due 10/1/2047	3,315,555	3,171,091
[b]	Pool 841097, 3.101% (5-Yr. CMT + 1.300%) due 9/1/2048	5,167,971	4,848,744
[b]	Pool 841362, 1.72% (2.15% - SOFR30A) due 2/1/2052	6,367,331	5,594,158
[b]	Pool 841377, 1.951% (2.23% - SOFR30A) due 4/1/2052	6,645,017	5,862,846
[b]	Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	14,955,719	13,020,297
	Pool D98887, 3.50% due 1/1/2032	677,219	654,388
	Pool G16710, 3.00% due 11/1/2030	246,333	236,890
	Pool RE6097, 2.00% due 5/1/2051	26,426,811	20,956,492
	Pool SE9046, 3.00% due 12/1/2051	22,886,260	20,149,896
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	181,057	186,409
	Series 3922 Class PQ, 2.00% due 4/15/2041	105,298	101,153
	Series 4120 Class TC, 1.50% due 10/15/2027	415,570	394,564
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series K071 Class A2, 3.286% due 11/25/2027	4,420,000	4,246,615
	Federal Home Loan Mtg Corp., UMBS Collateral,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool RA6808, 3.00% due 2/1/2052	$ 11,890,389	$ 10,552,376
	Pool RA7373, 3.00% due 5/1/2052	5,670,752	5,027,858
	Pool SD1374, 3.00% due 3/1/2052	14,308,871	12,635,404
	Pool SD4175, 2.50% due 6/1/2052	133,137,313	113,230,232
	Pool SD8367, 5.50% due 10/1/2053	6,818,846	6,848,294
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	923,205	835,527
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	8,458,105	7,206,526
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	550,721	489,942
	Federal National Mtg Assoc.,
[b]	Pool BH4523, 1.852% (5-Yr. CMT + 1.150%) due 4/1/2047	5,395,756	5,042,202
[b]	Pool BH4524, 2.149% (5-Yr. CMT + 1.150%) due 6/1/2046	10,169,333	9,466,000
[b]	Pool BM6929, 1.925% (2.13% - SOFR30A) due 7/1/2051	4,646,247	4,244,281
	Pool BM7067, 2.50% due 6/1/2051	3,378,254	2,811,006
[b]	Pool BO9998, 2.744% (H15T1Y + 2.03%) due 3/1/2048	4,094,268	3,865,717
[b]	Pool BU9934, 1.844% (2.37% - SOFR30A) due 2/1/2052	9,273,080	8,058,120
[b]	Pool CB2214, 1.539% (2.20% - SOFR30A) due 11/1/2051	5,337,376	4,752,998
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.523% due 3/25/2039	319,846	245,002
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,253,231	1,167,897
[b]	Series 2013-81 Class FW, 5.752% (SOFR30A + 0.41%) due 1/25/2043	3,032,528	2,976,129
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	476,148	468,702
	Pool AS9749, 4.00% due 6/1/2047	8,247	7,942
	Pool BM4324, 3.50% due 7/1/2033	2,229,590	2,152,597
	Pool BP9550, 2.50% due 7/1/2035	7,993	7,443
	Pool BP9589, 2.50% due 8/1/2035	641,503	597,359
	Pool FS5447, 2.50% due 9/1/2052	42,833,908	36,577,149
	Pool FS6130, 2.50% due 7/1/2052	19,310,698	16,423,306
	Pool FS6157, 3.00% due 9/1/2052	126,776,310	112,070,490
	Pool FS6212, 1.50% due 5/1/2032	2,425,350	2,221,710
	Pool MA3465, 4.00% due 9/1/2038	3,060,991	2,990,797
	Pool MA4390, 2.00% due 7/1/2031	1,156,139	1,075,260
	Pool MA5138, 5.50% due 9/1/2053	4,868,658	4,889,684
	Pool MA5139, 6.00% due 9/1/2053	4,359,982	4,425,648
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,412,738	1,258,334
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	3,766,287	3,536,452
[b,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	9,314,138	8,610,465
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	20,365,914	18,606,657
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	12,201,707	9,756,359
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.55% due 7/25/2050	5,079,148	4,245,476
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	12,723,441	12,862,988
[b,c]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,721,985	3,686,235
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,433,017	5,302,007
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	8,033,750	7,685,574
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,079,187
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	15,477,043	12,738,531
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	20,725,032	16,951,465
[b,c]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	35,378,643	30,816,617
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	21,873,131	19,879,543
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	26,568,732	26,218,427
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 5.272% due 9/25/2044	1,940,616	1,914,759
[b,c]	Series 2018-3 Class B2, 3.71% due 9/25/2048	2,378,300	2,117,663
[b,c]	Series 2018-6 Class B2, 3.888% due 12/25/2048	971,799	863,144
[b,c]	Series 2019-5 Class B3, 4.425% due 11/25/2049	7,833,224	7,071,772
[b,c]	Series 2019-HYB1 Class B3, 4.863% due 10/25/2049	5,520,506	5,195,127
[b,c]	Series 2019-INV2 Class B3A, 3.714% due 2/25/2050	9,092,938	7,522,921
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	34,225,519	27,933,832
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	12,927,891	10,964,342
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	30,858,374	27,426,181
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	8,829,286	8,406,959

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.93% due 8/25/2034	$ 115,264	$ 106,312
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	1,045,036	1,013,288
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	2,848,614	2,588,996
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	15,961,338	13,806,221
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	3,392,256	3,056,182
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	22,645,126	18,986,283
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,023,388
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	10,346,525
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	5,891,642	5,546,221
[b,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	18,577,532	17,616,426
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	13,796,986	13,664,824
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,057,492
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	2,786,235	2,635,551
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	3,386,275	3,202,615
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	3,655,425	3,449,815
[b,c]	Series 2017-5A Class A1, 6.97% (TSFR1M + 1.61%) due 6/25/2057	257,072	255,254
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,604,157	1,524,894
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,976,918	1,878,456
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	3,441,636	3,335,376
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	2,046,311	1,950,158
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	38,733,918	35,490,034
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	3,847,385
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	17,598,401	13,520,199
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	7,655,652	6,480,827
[b,c]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	44,556,001	36,726,867
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	28,643,002	22,697,816
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	16,399,675	13,552,526
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	31,598,965	30,426,195
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	249,523	249,523
[b,c]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	49,183,655	41,784,877
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.469% due 2/25/2050	3,057,383	2,601,168
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	4,274,853	3,907,201
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	7,503,165	6,890,473
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	7,026,513	6,186,644
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	4,503,132	4,083,466
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	10,003,208	9,182,617
	Series 2018-3 Class HA, 3.00% due 8/25/2057	12,320,112	11,234,476
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	7,917,909	7,477,806
	Series 2018-4 Class HA, 3.00% due 3/25/2058	10,453,227	9,502,659
	Series 2019-1 Class MA, 3.50% due 7/25/2058	20,098,051	19,022,628
	Series 2019-2 Class MA, 3.50% due 8/25/2058	21,485,373	20,246,436
	Series 2019-3 Class MA, 3.50% due 10/25/2058	9,970,863	9,420,982
	Series 2019-4 Class MA, 3.00% due 2/25/2059	16,677,277	15,257,789
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,748,135	2,486,678
	Series 2020-2 Class MA, 2.00% due 11/25/2059	20,696,692	18,203,130
	Series 2020-3 Class MA, 2.00% due 5/25/2060	11,859,338	10,393,100
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,685,623	2,915,654
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	14,984,415	13,828,997
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,499,063	2,302,302
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	21,954,147	19,578,177
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	29,516,845	25,995,343
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.518% due 5/25/2043	716,584	490,683
[b]	Series 2013-7 Class B4, 3.509% due 6/25/2043	416,841	291,888
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	4,233,265	4,233,267
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	272,046	262,154
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	472,751	459,400
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	9,003,463	7,938,880
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,749,268	1,569,088

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	$ 597,253	$ 540,114
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	14,724,429	11,658,633
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	863,209	809,910
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	39,895,709	32,658,155
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 6.598% due 3/25/2033	285,128	285,128
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	261,074	258,893
[b,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	93,573	92,938
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	248,784	241,561
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	11,234,351	10,882,755
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	6,855,969	6,700,607
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	23,607,390	22,352,482
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,324,020
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	5,612,984	5,114,621
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	3,797,295	3,457,102
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.841% due 3/20/2045	1,040,590	942,599
	Total Mortgage Backed (Cost $1,714,714,076)		1,601,658,462
	Short-Term Investments — 3.1%
[g]	Thornburg Capital Management Fund	19,995,911	199,959,117
	Total Short-Term Investments (Cost $199,959,117)		199,959,117
	Total Investments — 98.3% (Cost $6,605,463,053)		$6,335,543,678
	Other Assets Less Liabilities — 1.7%		110,334,476
	Net Assets — 100.0%		$6,445,878,154

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $3,081,076,897, representing 47.80% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ISD	Independent School District
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$122,751,672	$735,805,922	$(658,598,477)	$-	$-	$199,959,117	$1,541,388